Debt - Summary of Long-term Debt (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 JPY (¥)
Disclosure of long term debt [Line Items]
Total principal in pesos			$ 2,052,100,699			$ 2,211,928,624
Notes payable to contractors			0			428,799
Total principal and interest			2,091,463,996			2,249,695,894
Short-term maturities			426,584,386			454,516,343
Current portion of notes payable to contractors			0			428,799
Accrued interest			39,363,297			37,338,471
Total short-term debt and current portion of long-term debt			465,947,683			492,283,613
Long-term debt	$ 83,727,784		1,625,516,313			1,757,412,281
U.S
Disclosure of long term debt [Line Items]
Long-term debt	75,770,800	$ 76,606,155	1,471,037,040			1,576,822,820
U.S | Bonds
Disclosure of long term debt [Line Items]
Long-term debt	59,990,007	60,385,508	1,164,663,984			1,242,945,106
U.S | Project financing
Disclosure of long term debt [Line Items]
Long-term debt	$ 1,118,091	1,632,207	$ 21,706,959			33,596,532
Interest rate	2.96%		2.96%	2.96%	2.96%
U.S | Direct loans
Disclosure of long term debt [Line Items]
Long-term debt	$ 3,012,749	$ 2,953,963	$ 58,490,408			$ 60,802,906
Interest rate	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
U.S | Syndicated loans
Disclosure of long term debt [Line Items]
Long-term debt	$ 2,500,000	$ 2,500,000	$ 48,535,750			$ 51,458,750
U.S | Bank loans
Disclosure of long term debt [Line Items]
Long-term debt	$ 3,412	$ 19,818	$ 66,239			$ 407,929
Interest rate	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
U.S | Plus Factoring
Disclosure of long term debt [Line Items]
Long-term debt	$ 104,599		$ 2,030,718
U.S | Revolving credit lines
Disclosure of long term debt [Line Items]
Long-term debt	7,811,083	$ 7,791,655	151,646,707			$ 160,379,535
U.S | Financing of Infrastructure asset
Disclosure of long term debt [Line Items]
Long-term debt	$ 1,230,859	$ 1,323,004	23,896,275			27,232,062
Euro
Disclosure of long term debt [Line Items]
Long-term debt			202,486,138	€ 9,778,018		266,231,444	€ 11,373,232
Euro | Bonds
Disclosure of long term debt [Line Items]
Long-term debt			192,131,988	9,278,018		254,527,144	10,873,232
Euro | Direct loans
Disclosure of long term debt [Line Items]
Long-term debt			$ 10,354,150	€ 500,000		$ 11,704,300	€ 500,000
Interest rate	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%	5.11%
Yen | Bonds
Disclosure of long term debt [Line Items]
Long-term debt			$ 16,157,618		¥ 109,915,769	$ 19,663,527		¥ 109,913,510
Peso
Disclosure of long term debt [Line Items]
Long-term debt			306,195,522			283,253,094
Peso | Direct loans
Disclosure of long term debt [Line Items]
Long-term debt			56,802,606			34,420,635
Peso | Syndicated loans
Disclosure of long term debt [Line Items]
Long-term debt			10,200,000			15,000,000
Peso | Plus Factoring
Disclosure of long term debt [Line Items]
Long-term debt			16,416,368			20,003,268
Peso | Monetization of Mexican Government Bonds
Disclosure of long term debt [Line Items]
Long-term debt			$ 99,739,938			$ 83,401,120
Interest rate	9.082%	8.56275%	9.082%	9.082%	9.082%	8.56275%	8.56275%	8.56275%
Peso | Certificados bursátiles
Disclosure of long term debt [Line Items]
Long-term debt			$ 93,536,610			$ 93,428,071
Peso | Revolving credit lines
Disclosure of long term debt [Line Items]
Long-term debt			29,500,000			37,000,000
UDIs | Certificados bursátiles
Disclosure of long term debt [Line Items]
Long-term debt			38,085,401			35,454,689
Other currencies | Bonds
Disclosure of long term debt [Line Items]
Long-term debt			$ 18,138,980			$ 30,503,050
Secured Overnight Financing Rate (SOFR) | U.S | Plus Factoring
Disclosure of long term debt [Line Items]
Security	3.15
Secured Overnight Financing Rate (SOFR) | U.S | Revolving credit lines
Disclosure of long term debt [Line Items]
Security	3.00
LIBOR | U.S | Syndicated loans
Disclosure of long term debt [Line Items]
Security	2.35	2.35
TIIE | U.S | Direct loans
Disclosure of long term debt [Line Items]
Security
TIIE | Peso | Direct loans
Disclosure of long term debt [Line Items]
Interest rate	6.55%	6.55%	6.55%	6.55%	6.55%	6.55%	6.55%	6.55%
TIIE | Peso | Syndicated loans
Disclosure of long term debt [Line Items]
Interest rate	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
TIIE | Peso | Certificados bursátiles
Disclosure of long term debt [Line Items]
Interest rate	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
TIIE | Peso | Revolving credit lines | Bottom of range
Disclosure of long term debt [Line Items]
Interest rate	1.50%		1.50%	1.50%	1.50%
TIIE | Peso | Revolving credit lines | Top of range
Disclosure of long term debt [Line Items]
Interest rate	3.50%		3.50%	3.50%	3.50%
Fed Effective | U.S | Revolving credit lines
Disclosure of long term debt [Line Items]
Security	1.55	1.30
EURIBOR | Euro | Bonds
Disclosure of long term debt [Line Items]
Security	2.40	2.40
Bottom of range | U.S | Bonds
Disclosure of long term debt [Line Items]
Interest rate	2.29%	1.70%	2.29%	2.29%	2.29%	1.70%	1.70%	1.70%
Bottom of range | U.S | Financing of Infrastructure asset
Disclosure of long term debt [Line Items]
Interest rate	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%	5.40%
Bottom of range | Euro | Bonds
Disclosure of long term debt [Line Items]
Interest rate	2.75%	1.875%	2.75%	2.75%	2.75%	1.875%	1.875%	1.875%
Bottom of range | Yen | Bonds
Disclosure of long term debt [Line Items]
Interest rate	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Bottom of range | UDIs | Certificados bursátiles
Disclosure of long term debt [Line Items]
Interest rate	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%
Bottom of range | Other currencies | Bonds
Disclosure of long term debt [Line Items]
Interest rate	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Bottom of range | Secured Overnight Financing Rate (SOFR) | U.S | Bonds
Disclosure of long term debt [Line Items]
Security	2.20
Bottom of range | LIBOR | U.S | Bonds
Disclosure of long term debt [Line Items]
Security	0.35	0.35
Bottom of range | LIBOR | U.S | Project financing
Disclosure of long term debt [Line Items]
Security	0.45	0.28
Bottom of range | LIBOR | U.S | Direct loans
Disclosure of long term debt [Line Items]
Security	1.75	1.07
Bottom of range | LIBOR | U.S | Bank loans
Disclosure of long term debt [Line Items]
Security	1.19	1.19
Bottom of range | LIBOR | U.S | Revolving credit lines
Disclosure of long term debt [Line Items]
Security	3.58	2.0
Bottom of range | TIIE | Peso | Direct loans
Disclosure of long term debt [Line Items]
Security	0.85	0.85
Bottom of range | TIIE | Peso | Plus Factoring
Disclosure of long term debt [Line Items]
Interest rate	2.55%	2.37%	2.55%	2.55%	2.55%	2.37%	2.37%	2.37%
Bottom of range | TIIE | Peso | Certificados bursátiles
Disclosure of long term debt [Line Items]
Security	7.19	7.19
Bottom of range | TIIE | Peso | Revolving credit lines
Disclosure of long term debt [Line Items]
Interest rate		1.50%				1.50%	1.50%	1.50%
Bottom of range | CETES | Peso | Plus Factoring
Disclosure of long term debt [Line Items]
Interest rate	1.60%		1.60%	1.60%	1.60%
Top of range | U.S | Bonds
Disclosure of long term debt [Line Items]
Interest rate	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%
Top of range | U.S | Financing of Infrastructure asset
Disclosure of long term debt [Line Items]
Interest rate	8.40%	8.40%	8.40%	8.40%	8.40%	8.40%	8.40%	8.40%
Top of range | Euro | Bonds
Disclosure of long term debt [Line Items]
Interest rate	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Top of range | Yen | Bonds
Disclosure of long term debt [Line Items]
Interest rate	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Top of range | UDIs | Certificados bursátiles
Disclosure of long term debt [Line Items]
Interest rate	5.23%	5.23%	5.23%	5.23%	5.23%	5.23%	5.23%	5.23%
Top of range | Other currencies | Bonds
Disclosure of long term debt [Line Items]
Interest rate	3.75%	8.25%	3.75%	3.75%	3.75%	8.25%	8.25%	8.25%
Top of range | Secured Overnight Financing Rate (SOFR) | U.S | Bonds
Disclosure of long term debt [Line Items]
Security	3.00
Top of range | LIBOR | U.S | Bonds
Disclosure of long term debt [Line Items]
Security	0.43	3.65
Top of range | LIBOR | U.S | Project financing
Disclosure of long term debt [Line Items]
Security	1.38	1.75
Top of range | LIBOR | U.S | Direct loans
Disclosure of long term debt [Line Items]
Security	3.50	3.50
Top of range | LIBOR | U.S | Bank loans
Disclosure of long term debt [Line Items]
Security	1.25	1.25
Top of range | LIBOR | U.S | Revolving credit lines
Disclosure of long term debt [Line Items]
Security	3.75	3.75
Top of range | TIIE | Peso | Direct loans
Disclosure of long term debt [Line Items]
Security	3.65	5.24
Top of range | TIIE | Peso | Plus Factoring
Disclosure of long term debt [Line Items]
Interest rate	2.80%	3.32%	2.80%	2.80%	2.80%	3.32%	3.32%	3.32%
Top of range | TIIE | Peso | Certificados bursátiles
Disclosure of long term debt [Line Items]
Security	7.47	7.47
Top of range | TIIE | Peso | Revolving credit lines
Disclosure of long term debt [Line Items]
Interest rate		2.90%				2.90%	2.90%	2.90%
Top of range | CETES | Peso | Plus Factoring
Disclosure of long term debt [Line Items]
Interest rate	2.50%		2.50%	2.50%	2.50%